Intangible Assets, Net (Details) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Intangible Assets, Net
Intangible assets subject to amortization		$ 205,071,630	$ 212,456,156
Intangible assets subject to amortization, net		45,580,698	57,401,177
Total intangible assets, net		$ 45,580,698	57,401,177
Weighted Average Remaining Amortization Period		4 years 1 month 28 days
Amortization expenses		$ 12,870,915	13,239,962	$ 13,465,713
Expected amortization expenses
2020		11,592,776
2021		10,912,004
2022		10,757,468
2023		10,558,495
2024		1,759,957
SINA | Advertising agency agreement and license agreements
Intangible Assets, Net
Percentage of revenue fee on sales	15.00%
Extension term of agreement	5 years
Additional consideration upon extension term of agreement	$ 0
Advertising agency agreement | SINA
Intangible Assets, Net
Intangible assets subject to amortization		106,790,000	106,790,000
Less: Accumulated amortization		$ 81,561,152	75,506,228
Weighted Average Remaining Amortization Period		4 years 3 months
License agreements | SINA
Intangible Assets, Net
Intangible assets subject to amortization		$ 80,660,000	80,660,000
Less: Accumulated amortization		$ 61,895,348	57,391,831
Weighted Average Remaining Amortization Period		4 years 3 months
Customer relationship
Intangible Assets, Net
Intangible assets subject to amortization		$ 10,247,802	10,312,159
Less: Accumulated amortization		$ 10,229,252	10,050,553
Weighted Average Remaining Amortization Period		3 months
Database license
Intangible Assets, Net
Intangible assets subject to amortization			8,300,000
Less: Accumulated amortization			8,300,000
Weighted Average Remaining Amortization Period		0 years
Computer software licenses
Intangible Assets, Net
Intangible assets subject to amortization		$ 7,373,828	6,393,997
Less: Accumulated amortization		$ 5,805,180	$ 3,806,367
Weighted Average Remaining Amortization Period		1 year 7 months 24 days